Annual Total Returns- Energy Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Energy Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.48%)	1.70%	22.60%	(19.31%)	(30.88%)	29.71%	(7.09%)	(26.05%)	5.45%	(34.90%)